Property and Equipment, Net - Schedule of Impairment made for Property and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Schedule of Impairment made for Property and Equipment [Abstract]
Balance		$ 3,186	[1]
Impairment made during the period				3,183
Effect of exchange rate differences		(27)		3
Balance	[1]	$ 3,159		$ 3,186

[1]	Accumulated impairment loss of property and equipment was US$3.2 million as of December 31, 2024 and 2023, which was recognized on certain property and equipment associated with vehicle manufacturing.